Note 23 Maturity of liabilities under insurance and reinsurance contracts (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Cash flows of liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	€ 12,110	€ 10,131	€ 10,865
Not later than one year [member]
Cash flows of liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	1,356	1,754	1,808
Later than one year and not later than three years [member]
Cash flows of liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	962	663	290
Later than three years and not later than five years [member]
Cash flows of liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	2,425	1,664	1,664
Later than five years [member]
Cash flows of liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	€ 7,367	€ 6,050	€ 7,103

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).